Document and Entity Information (USD $)	6 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	SINGLE TOUCH SYSTEMS INC
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	true
Entity Central Index Key	0001157817
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	132,945,480
Entity Public Float	$ 22,492,673
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Description	Amendment 1

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Sep. 30, 2012
Current assets
Cash and cash equivalents	$ 924,350	$ 2,157,707
Accounts receivable - trade	1,182,697	1,085,840
Employee advances	3,188
Prepaid expenses	827,604	129,290
Total current assets	2,937,839	3,372,837
Property and equipment, net	183,430	228,499
Other assets
Capitalized software development costs, net	383,768	383,227
Patents	534,946	602,056
Patent applications cost	740,214	667,858
Software license	831,000	76,000
Deposit - related party		155,000
Other assets including security deposits	84,278	84,278
Total other assets	2,574,206	1,968,419
Total assets	5,695,475	5,569,755
Current liabilities
Accounts payable	1,078,653	768,263
Accrued expenses	211,020	200,591
Accrued compensation - related party	75,253	72,730
Current obligation on patent acquisitions		87,500
Convertible debentures - unrelated parties (current)		294,241
Total current liabilities	1,364,926	1,423,325
Long-term liabilities
Deferred revenue		25,000
Convertible debenture - related party	556,439	527,512
Convertible debentures - unrelated parties (long-term)	3,544,773	2,685,280
Total long-term liabilities	4,101,212	3,237,792
Total liabilities	5,466,138	4,661,117
Stockholders' Equity
Common stock	132,945	132,472
Additional paid-in capital	128,050,287	125,425,617
Accumulated deficit	(127,953,895)	(124,649,451)
Total stockholders' equity	229,337	908,638
Total liabilities and stockholders' equity	$ 5,695,475	$ 5,569,755

Statement of Financial Position - Parenthetical (USD $)	Mar. 31, 2013	Sep. 30, 2012
Statement of Financial Position
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares Issued	132,945,480	132,472,392
Common Stock, Shares Outstanding	132,945,480	132,472,392

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				6 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2013		Mar. 31, 2012
Revenue
Wireless applications	$ 1,808,836		$ 1,554,823		$ 3,756,114		$ 3,144,496
Operating Expenses
Royalties and application costs	776,540		654,310		1,660,333		1,417,631
Research and development	24,050		16,050		32,756		53,250
Compensation expense	635,203	[1]	679,961	[1]	2,390,541	[1]	1,373,784	[1]
Depreciation and amortization	160,148		163,604		314,934		319,075
General and administrative	1,006,158	[1]	577,778	[1]	2,073,682	[1]	1,108,448	[1]
Total operating expenses	2,602,099		2,091,703		6,472,246		4,272,188
Loss from operations	(793,263)		(536,880)		(2,716,132)		(1,127,692)
Interest income	20		11		41		36
Interest expense	(279,046)		(128,468)		(587,553)		(166,077)
Net (loss) before income taxes	(1,072,289)		(665,337)		(3,303,644)		(1,293,733)
Provision for income taxes					(800)		(800)
Net income (loss)	(1,072,289)		(665,337)		(3,304,444)		(1,294,533)
Basic and diluted loss per share	$ (0.01)		$ (0.01)		$ (0.02)		$ (0.01)
Weighted average shares outstanding	132,646,727		130,182,392		132,558,602		130,316,818
Details of stock based compensation included within:
Stock based compensation - Compensation Expense					1,109,720		9,960
Stock based compensation - General and administrative	190,421		68,606		487,243		89,753
Stock based compensation - Total	$ 190,421		$ 68,606		$ 1,596,963		$ 99,713

[1]	Including stock based compensation.

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Cash Flows from Operating Activities
Net income (loss)	$ (3,304,444)		$ (1,294,533)
Depreciation expense	46,367		53,515
Amortization expense - software development costs	201,457		201,254
Amortization expense - patents	67,110		64,306
Amortization expense - discount of convertible debt	345,481		95,103
Stock based compensation	1,596,963		99,713
(Increase) decrease in accounts receivable	(96,857)		(160,384)
(Increase) decrease in employee advances	(3,188)
(Increase) decrease in prepaid expenses	(7,433)		7,011
(Increase) decrease in deposits and other assets			(4,799)
Increase (decrease) in accounts payable	310,390		(249,816)
Increase (decrease) in accrued expenses	12,952		1,763
(Increase) decrease in deferred revenue	(25,000)
Increase (decrease) in accrued interest	106,471		70,974
Net cash used in operating activities	(749,731)		(1,115,893)
Cash Flows from Investing Activities
Patents and patent applications costs	(72,356)		(70,812)
Purchase of property and equipment	(1,297)		(29,370)
Capitalized software development costs	(201,998)		(207,068)
Payment on settlement	(600,000)	[1]	0	[1]
Net cash used in investing activities	(875,651)		(307,250)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	40,000		40,000
Proceeds from issuance of convertible debt - unrelated parties	688,000		1,500,000
Proceeds from issuance of convertible debt - related parties			500,000
Principal reduction on convertible debt	(200,000)
Expenditures relating to private offerings	(48,475)
Principal reduction on obligation on patent purchases	(87,500)		(87,500)
Net cash provided by (used in) financing activities	392,025		1,952,500
Net increase (decrease) in cash	(1,233,357)		529,357
Beginning balance - cash	2,157,707		523,801
Ending balance - cash	924,350		1,053,158
Supplemental Information:
Interest expense paid	135,600
Income taxes paid	$ 800		$ 800

[1]	Regarding Anywhere software license.

1. Organization, History and Business	6 Months Ended
Mar. 31, 2013
Notes
1. Organization, History and Business

1.    Organization, History and Business

Single Touch Systems, Inc. (the “Company”) was incorporated in Delaware on May 31, 2000, under its original name, Hosting Site Network, Inc. On May 12, 2008, the Company changed its name to Single Touch Systems, Inc.

The Company offers its patented technologies via a modular, adaptable platform and a multi-channel messaging gateway to its customers, enabling them to reach consumers on all types of connected devices.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting only of normal recurring adjustments) which, in the opinion of management, are necessary to present fairly the financial position of the Company as of March 31, 2013, and the results of its operations and cash flows for the three months and six-months ended March 31, 2013 and 2012. Certain information and footnote disclosures normally included in financial statements have been condensed or omitted pursuant to rules and regulations of the U.S. Securities and Exchange Commission (the “Commission”). The Company believes that the disclosures in the unaudited condensed consolidated financial statements are adequate to make the information presented not misleading. However, the unaudited condensed consolidated financial statements included herein should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended September 30, 2012 filed with the Commission on January 2, 2013.

2. Summary of Significant Accounting Policies	6 Months Ended
Mar. 31, 2013
Notes
2. Summary of Significant Accounting Policies

2.    Summary of Significant Accounting Policies

Reclassification

Certain reclassifications have been made to conform the 2012 amounts to the 2013 classifications for comparative purposes.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Single Touch Systems, Inc. and its wholly- owned subsidiaries, Single Touch Interactive, Inc., and Single Touch Interactive R&D IP, Inc. (formed in Nevada on October 8, 2012). Intercompany transactions and balances have been eliminated in consolidation.

Revenue Recognition

Revenue is derived on a per-message/notification basis through the Company’s patented technologies and a modular, adaptable platform designed to create multi-channel messaging gateways for all types of connected devices. The Company also earns revenue for services, such as programming, licensure on Software as a Service (“SaaS”) basis, and on a performance basis, such as when a client acquires a new customer through the Company’s platform. Revenue is recognized in accordance with Staff Accounting Bulletin (“SAB”) No. 101, “Revenue Recognition in Financial Statements,” as revised by SAB No. 104. As such, the Company recognizes revenue when persuasive evidence of an arrangement exists, title transfer has occurred, the price is fixed or readily determinable, and collectability is probable. Sales are recorded net of sales discounts.

Accounts Receivable

Accounts receivable is reported at the customers’ outstanding balances, less any allowance for doubtful accounts.  Interest is not accrued on overdue accounts receivable.

Allowance for Doubtful Accounts

An allowance for doubtful accounts on accounts receivable is charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses.  Management determines the adequacy of the allowance based on historical write-off percentages and information collected from individual customers.  Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired.

Property and Equipment

Property and equipment are stated at cost.  Major renewals and improvements are charged to the asset accounts while replacements, maintenance and repairs that do not improve or extend the lives of the respective assets are expensed.  At the time property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation accounts are relieved of the applicable amounts.  Gains or losses from retirements or sales are credited or charged to income.

Depreciation is computed on the straight-line and accelerated methods for financial reporting and income tax reporting purposes based upon the following estimated useful lives:

Software development	2- 3 years
Equipment	5 years
Computer hardware	5 years
Office furniture	7 years

Long-Lived Assets

The Company accounts for its long-lived assets in accordance with Accounting Standards Codification (“ASC”) Topic 360-10-05, “Accounting for the Impairment or Disposal of Long-Lived Assets.”  ASC Topic 360-10-05 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the historical cost carrying value of an asset may no longer be appropriate.  The Company assesses recoverability of the carrying value of an asset by estimating the future net cash flows expected to result from the asset, including eventual disposition.  If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value or disposable value.  The Company determined that none of its long-term assets at March 31, 2013 were impaired.

Prepaid Royalties

The Company’s agreements with licensors and developers generally provide it with exclusive publishing rights and require it to make advance royalty payments that are recouped against royalties due to the licensor or developer based on product sales. Prepaid royalties are amortized on a software application-by-application basis, based on the greater of the proportion of current year sales to total current and estimated future sales or the contractual royalty rate based on actual net product sales. The Company continually evaluates the recoverability of prepaid royalties and charges to operations the amount that management determines is probable that will not be recouped at the contractual royalty rate in the period in which such determination is made or at the time the Company determines that it will cancel a development project. Prepaid royalties are classified as current and non-current assets based upon estimated net product sales within the next year.

Capitalized Software Development Costs

The Company capitalizes internal software development costs subsequent to establishing technological feasibility of a software application. Capitalized software development costs represent the costs associated with the internal development of the Company’s software applications. Amortization of such costs is recorded on a software application-by-application basis, based on the greater of the proportion of current year sales to total of current and estimated future sales for the applications or the straight-line method over the remaining estimated useful life of the software application. The Company continually evaluates the recoverability of capitalized software costs and will charge to operations amounts that are deemed unrecoverable for projects it abandons.

Issuances Involving Non-cash Consideration

All issuances of the Company’s stock for non-cash consideration have been assigned a dollar amount equaling the market value of the shares issued on the date the shares were issued for such services and property. The non-cash consideration paid pertains to consulting services and the acquisition of a software license (See Note 6).

Stock Based Compensation

The Company accounts for stock-based compensation under ASC Topic 505-50, formerly Statement of Financial Accounting Standards (“SFAS”) No. 123R, "Share-Based Payment” and SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure - An amendment to SFAS No. 123.”  These standards define a fair-value-based method of accounting for stock-based compensation. In accordance with SFAS Nos. 123R and 148, the cost of stock-based compensation is measured at the grant date based on the value of the award and is recognized over the vesting period. The value of the stock-based award is determined using the Binomial or Black-Scholes option-pricing models, whereby compensation cost is the excess of the fair value of the award as determined by the pricing model at the grant date or other measurement date over the amount that must be paid to acquire the stock. The resulting amount is charged to expense on the straight-line basis over the period in which the Company expects to receive the benefit, which is generally the vesting period.

During the three months ended March 31, 2013, the Company recognized stock-based compensation expense totaling $190,421, of which $85,960 was recognized through the vesting of 200,000 common stock options and $104.461was recognized as compensation during the period on the amortization of the fair value of 5,750,000 options granted personally by the Executive Chairman to a third-party consultant (See Note 10). During the six months ended March 31, 2013, the Company recognized stock-based compensation expense totaling $1,596,963, of which $950,818 was recognized through the vesting of 3,199,400 common stock options, $489,726 was recognized on the November 30, 2012 modification of certain options previously granted (See Note 12), and $156,419 was recognized as compensation during the period on the amortization of the fair value of 5,750,000 options granted personally by the Executive Chairman to a third-party consultant (See Note 10).

During the six months ended March 31, 2012, the Company recognized stock-based compensation expense totaling $99,713, of which $46,113 was recognized through the vesting of 1,000,000 common stock options and $53,600 was recognized as compensation on the modification of 1,000,000 warrants granted to a consultant under a new agreement replacing a prior agreement.

Loss per Share

The Company reports earnings (loss) per share in accordance with ASC Topic 260-10, "Earnings per Share." Basic earnings (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted average number of common shares available. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Diluted earnings (loss) per share has not been presented since the effect of the assumed conversion of warrants and debt to purchase common shares would have an anti-dilutive effect. Potential common shares as of March 31, 2013 that have been excluded from the computation of diluted net loss per share amounted to  59,346,675 shares and include 19,426,675 warrants, 30,180,000 options and $4,870,000 of debt and accrued interest convertible into  9,740,,000 shares of the Company’s common stock.  Potential common shares as of March 31, 2012 that have been excluded from the computation of diluted net loss per share amounted to 57,124,613 shares and include 20,020,175 warrants, 32,980,000 options and $2,062,219 of debt and accrued interest convertible into 4,124,438 shares of the Company’s common stock. Potential common shares as of March 31, 2012 that have been excluded from the computation of diluted net loss per share total 57,124,613 shares and include 20,020,175 warrants, 32,980,000 options, and $2,062,219 of debt convertible into 4,124,438 shares of the Company’s common stock.

Cash and Cash Equivalents

For purpose of the statements of cash flows, the Company considers cash and cash equivalents to include all stable, highly liquid investments with maturities of three months or less.

Concentration of Credit Risk

The Company primarily transacts its business with one financial institution. The amount on deposit in that one institution may from time to time exceed the federally-insured limit.

Of the Company’s revenue earned during the six months ended March 31, 2013 and 2012, approximately 99% were generated from contracts with eight customers covered under the Company’s master services agreement with AT&T.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Convertible Debentures

If the conversion features of conventional convertible debt provides for a rate of conversion that is below market value at issuance, this feature is characterized as a beneficial conversion feature (“BCF”).  A BCF is recorded by the Company as a debt discount pursuant to ASC Topic 470-20 “Debt with Conversion and Other Options.” In those circumstances, the convertible debt is recorded net of the discount related to the BCF, and the Company amortizes the discount to interest expense or equity (if the debt is due to a related party), over the life of the debt using the effective interest method.

Income Taxes

The Company accounts for its income taxes under the provisions of ASC Topic 740, “Income Taxes.” The method of accounting for income taxes under ASC 740 is an asset and liability method. The asset and liability method requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between tax bases and financial reporting bases of other assets and liabilities.

Recent Accounting Pronouncements

The Company continually assesses any new accounting pronouncements to determine their applicability to the Company. Where it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequence of the change to its financial statements and assures that there are proper controls in place to ascertain that the Company’s financials properly reflect the change. The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s financial position, results of operations, or cash flow.

3. Accounts Receivable	6 Months Ended
Mar. 31, 2013
Notes
3. Accounts Receivable	3. Accounts Receivable Accounts receivable consist of the following:
March 31, 2013
Due from customers	$1,185,575
Less allowance for bad debts	(2,878)
Accounts receivable - trade	$1,182,697

4. Property and Equipment	6 Months Ended
Mar. 31, 2013
Notes
4. Property and Equipment

4.     Property and Equipment

The following is a summary of property and equipment:

March 31, 2013
Computer equipment	$711,123
Equipment	46,731
Office furniture	127,670
885,524
Less accumulated depreciation	(702,094)
Property and equipment, net	$183,430

Depreciation expense for the three months ended March 31, 2013 and 2012 was $23,022 and $23,874, respectively. Depreciation expense for the six months ended March 31, 2013 and 2012 was $46,367 and $53,515, respectively.

5. Capitalized Software Development Costs	6 Months Ended
Mar. 31, 2013
Notes
5. Capitalized Software Development Costs

5.     Capitalized Software Development Costs

The following is a summary of capitalized software development costs:

March 31, 2013
Beginning balance	$383,227
Additions	201,998
Amortization	(201,457)
Charge offs	-
Capitalized software development costs, net	$383,768

Amortization expense for the three months ended March 31, 2013 was $103,571 and $107,500, respectively. Amortization expense for the six months ended March 31, 2013 was $201,457 and $201,254, respectively.

Amortization expense for the remaining estimated lives of these costs are as follows:

Year Ending March 31,
2013	$283,384
2014	100,384
$383,768

6. Intangible Assets	6 Months Ended
Mar. 31, 2013
Notes
6. Intangible Assets

6.     Intangible Assets

Patents

The following is a summary of capitalized patent costs:

March 31, 2013
Patent costs	939,535
Amortization	(404,589)
Patents	$534,946

Amortization charged to operations for the three months ended March 31, 2013 and 2012 totaled $33,555 and $32,230, respectively Amortization charged to operations for the six months ended March 31, 2013 and 2012 totaled $67,110 and $64,306, respectively.

A schedule of amortization expense over the estimated life of the patents is as follows:

Year Ending December 31,
2013	$134,219
2014	134,219
2015	134,219
2016	118,754
2017	13,535
$534,946

In January 2011, the Company was issued US Patent 7,865,181 “Searching for mobile content” and US Patent 7,865,182 “Over the air provisioning of mobile device settings.” The costs associated with these patents, totaling $29,254, are being amortized over the patent’s estimated useful life of 7 years.

In September 2011, the Company was issued US Patent 8,015,307 “System and method for streaming media.” The costs associated with these patents totaling $8,115 are being amortized over the patent’s estimated useful life of 7 years.

In October 2011, the Company was issued US Patent 8,041,341 “System of providing information to a telephony subscriber.” The costs associated with this patents totaling $22,940 are included above and are being amortized over the patent’s estimated useful life of 7 years.

Software license

On March 30, 2012, the Company was granted an exclusive perpetual license to utilize the “Anywhere” software and related source code from Soap Box Mobile, Inc. (“Soapbox”). Under the terms of the underlying agreement, the Company issued 200,000 shares of its common stock to Soapbox and paid $30,000 in April 2012. All of the consideration paid was distributed to eight individuals comprising all of the common shareholders of Soapbox pursuant to instruction from Soapbox. The Company valued the license at $76,000, comprising of the fair value of the 200,000 shares on date of grant ($46,000) and the $30,000 of cash. The license, by its terms, has an indefinite life and is therefore not subject to amortization. The Company’s Executive Chairman owns a majority preferred interest in Soapbox and received no portion of the consideration paid.

On November 27, 2012, the Company entered into a Settlement and Mutual Special Release with the Company’s Executive Chairman and agreed to pay him $755,000 for his full release from any claims related to the March 30, 2012 Soapbox agreement and included a perpetual exclusive license to utilize “Anywhere.” The $755,000 was capitalized and included in the cost of the software license. In connection with paying its Executive Officer, the Company inadvertently overpaid $25,118, which was repaid upon discovery.

7. Income Taxes	6 Months Ended
Mar. 31, 2013
Notes
7. Income Taxes

7.     Income Taxes

As of March 31,2013, the Company has a net operating loss carryover of approximately $44,300,000 available to offset future income for income tax reporting purposes, which will expire in various years through 2033, if not previously utilized. However, the Company’s ability to use the carryover net operating loss may be substantially limited or eliminated pursuant to Internal Revenue Code Section 382.

We adopted the provisions of ASC 740-10-50, formerly FIN 48, “Accounting for Uncertainty in Income Taxes.” We had no material unrecognized income tax assets or liabilities for the six months ended March 31 2013 or for the six months ended March 31, 2012.

Our policy regarding income tax interest and penalties is to expense those items as general and administrative expense but to identify them for tax purposes. During the three and six months ended March 31, 2013 and 2012, there were no income tax, or related interest and penalty items in the income statement, or liability on the balance sheet. We file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal income tax examinations by tax authorities for years beginning on or after October 1, 2007 or California state income tax examination by tax authorities for years beginning on or after October 1, 2006. We are not currently involved in any income tax examinations.

The provisions for income tax expense for the six months ended March 31, 2013 and 2012 are as follows:

	10/01/2012 to 03/31/2013	10/01/2011 to 03/31/2012
Current
Federal	$-	$-
State	800	800
Total income tax expense	$800	$800

8. Obligation On Patent Acquisitions	6 Months Ended
Mar. 31, 2013
Notes
8. Obligation On Patent Acquisitions

8.     Obligation on Patent Acquisitions

On March 15, 2010, the Company purchased six patents and three patent applications from an unrelated third party (the “Seller”) for $900,000 of which $550,000 was paid on the execution of the purchase agreement. Pursuant to the agreement, $175,000 was due on or before March 15, 2011, which was paid, and the final installment of $175,000 was due on or before March 15, 2012. The terms of the agreement were modified on March 1, 2012, whereby the remaining $175,000 became payable in two installments. Under the modified terms, an installment of $87,500 became due on or before March 15, 2012 and was paid. The fourth and final installment of $87,500 was paid on October 15, 2012.

Interest accrued and charged to operations for the three months ended March 31, 2013 and 2012 on this patent obligation totaled $0 and $2,566, respectively. Interest accrued and charged to operations for the six months ended March 31, 2013 and 2012 on this patent obligation totaled $0 and $8,754, respectively.

9. Convertible Debt	6 Months Ended
Mar. 31, 2013
Notes
9. Convertible Debt

9.    Convertible Debt

During the months of November and December 2011, the Company received a total of $1,800,000 in consideration for issuing convertible notes and warrants to purchase 3,600,000 shares of the Company’s common stock to seven investors including a Company director.  In February 2012, the Company received from two investors an additional $200,000 in consideration for issuing convertible notes and warrants to purchase 400,000 shares of the Company’s common stock. The notes bear interest at a rate of 10% per annum. Under the original terms of the convertible notes, principal and accrued interest were fully due one year from the respective date of each loan but could be extended by mutual consent of the holder and the Company. Outstanding principal and the first year’s accrued interest are convertible into shares of the Company’s common stock at a conversion rate of $0.50 per share. In September 2012, holders of nine notes with a face amount of $1,700,000 agreed to modify the terms of their notes and extend the maturity date of their notes to August 31, 2014. Of the remaining notes with a face value of $300,000, $200,000 matured and was paid in December 2012, and $100,000 that would otherwise have matured and been payable in in February 2013 was converted, together with $10,000 of interest, into 220,000 shares of the Company’s common stock in February 2013. The expiration dates of common stock warrants issued in connection with the modified notes were also extended to September 7, 2015. The modification of the terms of the convertible debt did not extinguish any portion of debt; therefore no gain or loss was recorded due to the modifications.

In connection with the Company’s second private offering dated September 7, 2012, the Company received a total of $3,000,000 in consideration for issuing convertible notes and warrants to purchase 6,000,000 shares of the Company’s common stock to 64 investors.  The notes bear interest at a rate of 10% per annum, and interest is payable semi-annually. Principal and any unpaid accrued interest are fully due two years from the respective date of each loan. Outstanding principal is convertible into shares of the Company’s common stock at a conversion rate of $0.50 per share. The aforementioned warrants are fully exercisable into common shares commencing on the date of each loan at a price of $0.25 per share and expire three years from the respective date of grant. The Company was required and did file a registration statement pertaining to the securities issued through the second private offering on February 6, 2013. The registration statement is to be effective within 90 days of its filing date. The registration statement was declared effective on April 30, 2013.

In connection with the second private offering, the Company incurred offering costs totaling $424,843 including the fair value of warrants issued to the Placement Agent to purchase 479,920 shares of the Company’s common stock at a purchase price of $0.304 per share. The value of the warrants of $166,319 was calculated using the Binomial Option model with a risk-free interest rates ranging from 0.31% to 0.34%, volatility ranging from 94.17% to 95.23%, and trading prices ranging from $0.28 to $0.33 per share. The $424,843 is being amortized over the two year term of the related debt using the effective interest method.

Pursuant to ASC Topic 470-20, “Debt with Conversion and Other Options,” the convertible notes were recorded net of discounts that include the relative fair value of the warrants, the notes’ beneficial conversion features, and the above indicated loan fee, all totaling $1,530,415. The discounts are being amortized to either interest expense (if the debt is due to an unrelated party) or equity (if the debt is due to a related party) over the term of the various notes using the effective interest method.  The initial value of the warrants of $1,124,773 issued to investors was calculated using the Binomial Option model with a risk-free interest rates ranging from 0.31% to 0.43%, volatility ranging from 94.17% to 103.00%, and trading prices ranging from $0.22 to $0.35 per share. The beneficial conversion feature of $51,516 was calculated pursuant to ASC Topic 470-20 using trading prices ranging from $0.26 to $0.35 per share and an effective conversion price $0.0322 per share.

Interest accrued on the above convertible debt and charged to operations for the three months ended March 31, 2013 and 2012 was $117,479 and $46,575 respectively. Interest accrued on the above convertible debt and charged to operations for the six months ended March 31, 2013 and 2012 was $242,071 and $62,219 respectively.

Amortization of the discounts for the three months ended March 31, 2013 totaled $163,590 of which $161,567 was charged to interest expense and $2,023 was charged to equity. Amortization of the discounts for the three months ended March 31, 2012 totaled $108,226 of which $79,326 was charged to interest expense and $28,900 was charged to equity.

Amortization of the discounts for the six months ended March 31, 2013 totaled $349,477 of which $345,481 was charged to interest expense and $3,996 was charged to equity. Amortization of the discounts for the six months ended March 31, 2012 totaled $128,191 of which $95,103 was charged to interest expense and $33,088 was charged to equity.

The balance of these convertible notes at March 31, 2013 is as follows:

March 31, 2013
Principal balance	$4,700,000
Accrued interest	262,265
Convertible notes	4,962,265
Less discount	(861,053)
Total long-term liabilities	4,101,212
Less current portion	-
Long-term portion	$4,101,212

The following are maturities of the principal balance of the convertible debt:

December 31,
2014	4,700,000
$4,700,000

10. Related Party Transactions	6 Months Ended
Mar. 31, 2013
Notes
10. Related Party Transactions

10.   Related Party Transactions

As discussed in Note 9, a Company director provided $500,000 of the $5,000,000 received in the Company’s convertible debt issuances. As part of the consideration received for the $500,000, the director received warrants to purchase 1,000,000 common shares of the Company’s common stock for a period of three years at a price of $0.25 per share. The $500,000 note, as well as the first year’s interest on the note, is convertible into the Company’s common shares at a conversion rate of $0.50 per share.

On November 27, 2012, the Company entered into a Settlement and Mutual Special Release with the Company’s Executive Chairman as final global settlement of any and all outstanding matters related to Anthony Macaluso’s ownership and control relationship in Soapbox, including any and all claims he may have individually related to or on behalf of Soapbox in any capacity held by him formerly or currently. The Company agreed to a total consideration of $755,000 of which $155,000 has been previously paid. The $755,000 was capitalized and included in the cost of the software license.

On November 30, 2012, the Company’s Executive Chairman agreed to modify the terms of common stock options previously granted to him. Under the modified terms, options granted to originally purchase 50,000 common shares with an exercise price of $1.375 per share were reduced to 40,000 common stock options with an exercise price of $0.469 per share and options granted to originally purchase 4,200,000 common shares with an exercise price of $0.90 per share were reduced to 3,570,000 common stock options with an exercise price of $0.469 per share.

On November 30, 2012, the Company’s Chief Executive Officer agreed to modify the terms of common stock options previously granted to him. Under the modified terms, options granted to originally purchase 3,000,000 common shares with an exercise price of $0.90 per share were reduced to 2,550,000 common stock options with an exercise price of $0.469 per share.

On November 30, 2012, the Company’s Chief Financial Officer agreed to modify the terms of common stock options previously granted to him. Under the modified terms, options granted to originally purchase 1,000,000 common shares with an exercise price of $0.90 per share were reduced to 850,000 common stock options with an exercise price of $0.469 per share.

On November 30, 2012, a Company Director also agreed to modify the terms of common stock options previously granted to him. Under the modified terms, options granted to originally purchase 3,000,000 common shares with an exercise price of $0.90 per share were reduced to 2,550,000 common stock options with an exercise price of $0.469 per share.

During the three months ended December 31, 2012, the Company's Executive Chairman granted an option to a third party to purchase a total of 5,750,000 shares of the Company’s common stock owned personally by him. Of the 5,750,000 options granted, 3,750,000 have an exercise price of $0.295 per share and 2,000,000 have an exercise price of $0.48 per share. The options expire two years from date of grant.  The options were granted in exchange for consulting services that directly benefit the Company. The Company therefore recorded the fair value of the options granted of $847,300 to equity as contributed capital with an offset to prepaid expense. The $847,300 is being amortized to operations over the two year term of the consulting agreement. During the three months ended December 31, 2012, the amortized portion of the prepaid expense that charged to operations totaled $51,957, and during the three months ended March 31, 2013 another $104,462 was charged to operations.

On November 29, 2012, the Company granted Stephen Baksa, a Director, 200,000 stock options exercisable at $0.389 per share, which fully vested on date of grant.

On December 6, 2012, the Company granted its Executive Chairman 2,099,400 stock options exercisable at $0.469 per share, which fully vested on date of grant.

On December 10, 2012, the Company granted Jonathan Sandelman, a Director, 200,000 stock options exercisable at $0.446 per share, which fully vested on date of grant.

On March 29, 2013, the Company granted Peter Holden, a Director, 200,000 stock options exercisable at $0.687 per share, which fully vested on date of grant.

11. Fair Value	6 Months Ended
Mar. 31, 2013
Notes
11. Fair Value

11.   Fair Value

The Company’s financial instruments at March 31, 2013 consist principally of convertible debentures. Convertible debentures are financial liabilities with carrying values that approximate fair value.  The Company determines the fair value of convertible debentures based on the effective yields of similar obligations.

The Company believes all of the financial instruments’ recorded values approximate fair market value because of their nature and respective durations.

The Company complies with the provisions of ASC No. 820-10 (“ASC 820-10”), “Fair Value Measurements and Disclosures.”  ASC 820-10 relates to financial assets and financial liabilities. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (“GAAP”), and expands disclosures about fair value measurements. The provisions of this standard apply to other accounting pronouncements that require or permit fair value measurements and are to be applied prospectively with limited exceptions.

ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions, about market participant assumptions, which  are developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820-10 are described below:

Level 1. Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.

Level 2. Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

Level 3. Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the best available information in measuring fair value. The following table summarizes, by level within the fair value hierarchy, the financial assets and liabilities recorded at fair value on a recurring basis as follows:

March 31, 2013:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Convertible debentures	-	$4,101,212	-	$4,101,212

12. Stockholders' Equity	6 Months Ended
Mar. 31, 2013
Notes
12. Stockholders' Equity

12.   Stockholders’ Equity

Common Stock

The holders of the Company's common stock are entitled to one vote per share of common stock held.

During the three months ended March 31, 2013, the Company issued 160,000 shares of its common stock to two investors on the exercise of 160,000 warrants. The Company received $40,000 on the exercise.

During the three months ended March 31, 2013, the Company issued a Director 220,000 shares on the conversion of debt and accrued interest due him totaling $110,000.

During the three months ended March 31, 2013, the Company issued another Director 93,088 common shares on the cashless exercise of 300,000 options.

During the three months ended March 31 2012, the Company issued 200,000 shares of its common stock for the acquisition of the Anywhere software license as discussed in Note 6. The 200,000 shares were valued at their respective market value on the date of issuance totaling $46,000.

During the three months ended March 31 2012, 500,000 shares of the Company’s common stock were issued through the exercise of 500,000 common stock warrants. The Company received $40,000 through the exercise.

Warrants

As indicated in Note 9, the Company has issued warrants to seventy-one investors to purchase a total of 10,000,000 shares of the Company’s common stock at a price of $0.25 per share as part of the $2,000,000 private placement completed in February 2012 and the $3,000,000 private placement completed in October 2012. The warrants expire at various dates through September 2015. During the year ended September 30, 2012, one investor exercised warrants to purchase 1,000,000 shares of common stock at $0.25 per share.

In March 2012, the Company agreed to modify the terms of warrants granted to a consultant under a new agreement that replaced a prior agreement in June 2011 to purchase 1,000,000 shares of the Company's common stock. Under the modified terms, the exercise price was reduced from $0.80 per share to $0.40 per share and the expiration date of the warrants was extended from June 14, 2014 to December 14, 2014.  The Company recognized consultant’s compensation expense during the period of $53,600 on the modification.

On September 30, 2011, the Company modified the terms of certain warrants previously granted to a shareholder. Under the modified terms, the expiration date for warrants to purchase 1,750,000 shares of the Company’s common stock at a price of $1.00 per share was extended one year to December 13, 2012, the expiration date for warrants to purchase 1,750,000 shares of the Company’s common stock at a price of $1.00 per share was extended one year to January 7, 2013. As the fair value of these warrants based upon their modified terms were less than their respective fair value when originally granted, the Company did not recognize any additional compensation. In consideration for the modification, the shareholder agreed to cancel 2,750,000 stock options previously granted with an exercise price of $1.50 per share.

Options

In November 2012, the Company modified the terms of stock options granted to certain employees, officers, directors, and active third-party service providers. Under the modified terms, the Company reduced the number of shares to be purchased under these option grants from a total of 17,134,334 shares to a total of 14,534,934 shares with a reduction in the purchase price on these grants from original prices ranging from $1.375 to $0.90 per share to $0.469 per share. A breakdown of the modified grants is as follows

	Shares under	Shares under
	Original	Modified
	Grant	Grant
Employees	5,809,334	4,914,934
Officers and directors	11,300,000	9,600,000
Outside legal counsel	25,000	20,000
	17,134,334	14,534,934

In addition to reducing the number of options previously granted at the reduced purchase price, Messrs. Macaluso and Orsini voluntarily agreed to amend their stock options to defer vesting of already vested options related to their employment agreements and half of their unvested options for an additional six months. The Company accounted for the modification to the option grants pursuant to ASC Topic 718-20-35 and recognized $489,726 as additional compensation that was charged to operations during the three months ended December 31, 2012.

On November 29, 2012, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.389 per share expiring five years from date of grant. The 200,000 options were valued at $26,760 under a Binomial Option Model using a trading price of $0.25 per share, a risk free interest rate of 0.63%, and volatility of 98.76%. The options immediately vested, and the $26,760 was fully charged to operations on the date of grant.

On December 6, 2012, the Company granted options to its Executive Chairman to purchase 2,099,400 shares of the Company common stock at a purchase price of $0.469 per share expiring five years from date of grant. The 2,099,400 options were valued at $636,328 under a Binomial Option Model using a trading price of $0.46 per share, a risk free interest rate of 0.60%, and volatility of 98.54%. The options immediately vested, and the $636,328 was fully charged to operations on the date of grant.

On December 6, 2012, the Company granted options to an employee to purchase 500,000 shares of the Company common stock at a purchase price of $0.469 per share expiring five years from date of grant. The 500,000 options were valued at $151,550 under a Binomial Option Model using a trading price of $0.46 per share, a risk free interest rate of 0.60%, and volatility of 98.54%. The options immediately vest and the $151,550 was fully charged to operations on the date of grant.

On December 10, 2012, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.446 per share expiring five years from date of grant. The 200,000 options were valued at $50,220 under a Binomial Option Model using a trading price of $0.40 per share, a risk free interest rate of 0.62%, and volatility of 98.32%. The options immediately vest and the $50,220 was fully charged to operations on the date of grant.

On March 29, 2013, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.6870 per share expiring five years from date of grant. The 200,000 options were valued at $85,960 under a Binomial Option Model using a trading price of $0.67 per share, a risk free interest rate of 0.76%, and volatility of 97.10%. The options immediately vest and the $85.960 was fully charged to operations on the date of grant.

A summary of outstanding stock warrants and options is as follows:

	Number of Shares		Weighted Average Exercise Price
Outstanding – September 30, 2012	55,326,595		$.75
Granted	19,020,414	(1)	$.42
Exercised	-		$-
Cancelled	(18,884,334	)(2)	$(.92)
Outstanding – December 31, 2012	55,462,675		$.55
Granted	200,000		$.69
Exercised	(460,000)		$(09)
Cancelled	(5,596,000)		$(.36)
Outstanding – March 31, 2013	49,606,675		$.59

Of the 49,606,675 options and warrants outstanding, 41,107,341 are fully vested and currently available for exercise.  In addition, as many as 9,740,000 of shares can be issued on the conversion and debt and certain interest as of March 31, 2013.

(1)	Includes modified option grants to purchase 14,534,934 common shares pursuant to the November 2012 agreement.
(2)	Includes modified option grants reducing 17,134,334 common shares pursuant to the November 2012 agreement.

13. Commitments and Contingency	6 Months Ended
Mar. 31, 2013
Notes
13. Commitments and Contingency

13.   Commitments and Contingency

Operating Leases

The Company leases office space in Encinitas, California; Rogers, Arkansas; Jersey City, New Jersey; and Boise, Idaho. The Encinitas lease expires on May 31, 2013. The Rogers office is leased for a term of five years, effective January 1, 2012. The Boise lease expired on October 14, 2012, and is currently being leased on a month-to-month basis.  The Jersey City lease expires on June 30, 2016, and the Company has the option to lease the Jersey City offices for an additional five years. In addition to paying rent, the Company is also required to pay its pro rata share of the property’s operating expenses.  Rent expense for the three months ended March 31, 2013 and 2012 was $53,820 and $53,176, respectively. Rent expense for the six months ended March 31, 2013 and 2012 was $107,640 and $98,468, respectively. Minimum future rental payments under non-cancellable operating leases with terms in excess of one year as of March 31, 2013 for the next five years and in the aggregate are:

2014	$154,209
2015	156,889
2016	159,591
2017	63,397
$534,086

Licensing Fee Obligations

The Company has entered into various licensing agreements that require the Company to pay fees to the licensors on revenues earned by the Company utilizing the related license. The amounts paid on each license vary depending on the terms of the related license.

14. Subsequent Events	6 Months Ended
Mar. 31, 2013
Notes
14. Subsequent Events

14.   Subsequent Events

In April 2013, the Company issued 250,000 shares of its common stock through the exercise of 250,000 warrants at an exercise price of $0.08 per share.

In April 2013, the Company issued 100,000 shares of its common stock through a convertible note at a conversion price of $0.50 per share.

On May 1, 2013, the Company granted 200,000 options to a new director. The exercise price of the stock options is $0.705 per share.

On May 1, 2013, the company isued 124,000 shares of its common stock through a convertible note at a conversion price of $0.50 per share.

1. Organization, History and Business: Basis of Presentation (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting only of normal recurring adjustments) which, in the opinion of management, are necessary to present fairly the financial position of the Company as of March 31, 2013, and the results of its operations and cash flows for the three months and six-months ended March 31, 2013 and 2012. Certain information and footnote disclosures normally included in financial statements have been condensed or omitted pursuant to rules and regulations of the U.S. Securities and Exchange Commission (the “Commission”). The Company believes that the disclosures in the unaudited condensed consolidated financial statements are adequate to make the information presented not misleading. However, the unaudited condensed consolidated financial statements included herein should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended September 30, 2012 filed with the Commission on January 2, 2013.

2. Summary of Significant Accounting Policies: Reclassification (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Reclassification	Reclassification Certain reclassifications have been made to conform the 2012 amounts to the 2013 classifications for comparative purposes.

2. Summary of Significant Accounting Policies: Principles of Consolidation (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Single Touch Systems, Inc. and its wholly- owned subsidiaries, Single Touch Interactive, Inc., and Single Touch Interactive R&D IP, Inc. (formed in Nevada on October 8, 2012). Intercompany transactions and balances have been eliminated in consolidation.

2. Summary of Significant Accounting Policies: Revenue Recognition (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Revenue Recognition

Revenue Recognition

Revenue is derived on a per-message/notification basis through the Company’s patented technologies and a modular, adaptable platform designed to create multi-channel messaging gateways for all types of connected devices. The Company also earns revenue for services, such as programming, licensure on Software as a Service (“SaaS”) basis, and on a performance basis, such as when a client acquires a new customer through the Company’s platform. Revenue is recognized in accordance with Staff Accounting Bulletin (“SAB”) No. 101, “Revenue Recognition in Financial Statements,” as revised by SAB No. 104. As such, the Company recognizes revenue when persuasive evidence of an arrangement exists, title transfer has occurred, the price is fixed or readily determinable, and collectability is probable. Sales are recorded net of sales discounts.

2. Summary of Significant Accounting Policies: Accounts Receivable (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Accounts Receivable	Accounts Receivable Accounts receivable is reported at the customers’ outstanding balances, less any allowance for doubtful accounts. Interest is not accrued on overdue accounts receivable.

2. Summary of Significant Accounting Policies: Allowance For Doubtful Accounts (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Allowance For Doubtful Accounts

Allowance for Doubtful Accounts

An allowance for doubtful accounts on accounts receivable is charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses.  Management determines the adequacy of the allowance based on historical write-off percentages and information collected from individual customers.  Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired.

2. Summary of Significant Accounting Policies: Property and Equipment (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Property and Equipment

Property and Equipment

Property and equipment are stated at cost.  Major renewals and improvements are charged to the asset accounts while replacements, maintenance and repairs that do not improve or extend the lives of the respective assets are expensed.  At the time property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation accounts are relieved of the applicable amounts.  Gains or losses from retirements or sales are credited or charged to income.

Depreciation is computed on the straight-line and accelerated methods for financial reporting and income tax reporting purposes based upon the following estimated useful lives:

Software development	2- 3 years
Equipment	5 years
Computer hardware	5 years
Office furniture	7 years

2. Summary of Significant Accounting Policies: Long-lived Assets (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Long-lived Assets

Long-Lived Assets

The Company accounts for its long-lived assets in accordance with Accounting Standards Codification (“ASC”) Topic 360-10-05, “Accounting for the Impairment or Disposal of Long-Lived Assets.”  ASC Topic 360-10-05 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the historical cost carrying value of an asset may no longer be appropriate.  The Company assesses recoverability of the carrying value of an asset by estimating the future net cash flows expected to result from the asset, including eventual disposition.  If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value or disposable value.  The Company determined that none of its long-term assets at March 31, 2013 were impaired.

2. Summary of Significant Accounting Policies: Prepaid Royalties (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Prepaid Royalties

Prepaid Royalties

The Company’s agreements with licensors and developers generally provide it with exclusive publishing rights and require it to make advance royalty payments that are recouped against royalties due to the licensor or developer based on product sales. Prepaid royalties are amortized on a software application-by-application basis, based on the greater of the proportion of current year sales to total current and estimated future sales or the contractual royalty rate based on actual net product sales. The Company continually evaluates the recoverability of prepaid royalties and charges to operations the amount that management determines is probable that will not be recouped at the contractual royalty rate in the period in which such determination is made or at the time the Company determines that it will cancel a development project. Prepaid royalties are classified as current and non-current assets based upon estimated net product sales within the next year.

2. Summary of Significant Accounting Policies: Capitalized Software Development Costs (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Capitalized Software Development Costs

Capitalized Software Development Costs

The Company capitalizes internal software development costs subsequent to establishing technological feasibility of a software application. Capitalized software development costs represent the costs associated with the internal development of the Company’s software applications. Amortization of such costs is recorded on a software application-by-application basis, based on the greater of the proportion of current year sales to total of current and estimated future sales for the applications or the straight-line method over the remaining estimated useful life of the software application. The Company continually evaluates the recoverability of capitalized software costs and will charge to operations amounts that are deemed unrecoverable for projects it abandons.

2. Summary of Significant Accounting Policies: Issuances Involving Non-cash Consideration (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Issuances Involving Non-cash Consideration

Issuances Involving Non-cash Consideration

All issuances of the Company’s stock for non-cash consideration have been assigned a dollar amount equaling the market value of the shares issued on the date the shares were issued for such services and property. The non-cash consideration paid pertains to consulting services and the acquisition of a software license (See Note 6).

2. Summary of Significant Accounting Policies: Stock Based Compensation (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Stock Based Compensation

Stock Based Compensation

The Company accounts for stock-based compensation under ASC Topic 505-50, formerly Statement of Financial Accounting Standards (“SFAS”) No. 123R, "Share-Based Payment” and SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure - An amendment to SFAS No. 123.”  These standards define a fair-value-based method of accounting for stock-based compensation. In accordance with SFAS Nos. 123R and 148, the cost of stock-based compensation is measured at the grant date based on the value of the award and is recognized over the vesting period. The value of the stock-based award is determined using the Binomial or Black-Scholes option-pricing models, whereby compensation cost is the excess of the fair value of the award as determined by the pricing model at the grant date or other measurement date over the amount that must be paid to acquire the stock. The resulting amount is charged to expense on the straight-line basis over the period in which the Company expects to receive the benefit, which is generally the vesting period.

During the three months ended March 31, 2013, the Company recognized stock-based compensation expense totaling $190,421, of which $85,960 was recognized through the vesting of 200,000 common stock options and $104.461was recognized as compensation during the period on the amortization of the fair value of 5,750,000 options granted personally by the Executive Chairman to a third-party consultant (See Note 10). During the six months ended March 31, 2013, the Company recognized stock-based compensation expense totaling $1,596,963, of which $950,818 was recognized through the vesting of 3,199,400 common stock options, $489,726 was recognized on the November 30, 2012 modification of certain options previously granted (See Note 12), and $156,419 was recognized as compensation during the period on the amortization of the fair value of 5,750,000 options granted personally by the Executive Chairman to a third-party consultant (See Note 10).

During the six months ended March 31, 2012, the Company recognized stock-based compensation expense totaling $99,713, of which $46,113 was recognized through the vesting of 1,000,000 common stock options and $53,600 was recognized as compensation on the modification of 1,000,000 warrants granted to a consultant under a new agreement replacing a prior agreement.

2. Summary of Significant Accounting Policies: Loss Per Share (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Loss Per Share

Loss per Share

The Company reports earnings (loss) per share in accordance with ASC Topic 260-10, "Earnings per Share." Basic earnings (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted average number of common shares available. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Diluted earnings (loss) per share has not been presented since the effect of the assumed conversion of warrants and debt to purchase common shares would have an anti-dilutive effect. Potential common shares as of March 31, 2013 that have been excluded from the computation of diluted net loss per share amounted to  59,346,675 shares and include 19,426,675 warrants, 30,180,000 options and $4,870,000 of debt and accrued interest convertible into  9,740,,000 shares of the Company’s common stock.  Potential common shares as of March 31, 2012 that have been excluded from the computation of diluted net loss per share amounted to 57,124,613 shares and include 20,020,175 warrants, 32,980,000 options and $2,062,219 of debt and accrued interest convertible into 4,124,438 shares of the Company’s common stock. Potential common shares as of March 31, 2012 that have been excluded from the computation of diluted net loss per share total 57,124,613 shares and include 20,020,175 warrants, 32,980,000 options, and $2,062,219 of debt convertible into 4,124,438 shares of the Company’s common stock.

2. Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

For purpose of the statements of cash flows, the Company considers cash and cash equivalents to include all stable, highly liquid investments with maturities of three months or less.

2. Summary of Significant Accounting Policies: Concentration of Credit Risk (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Concentration of Credit Risk

Concentration of Credit Risk

The Company primarily transacts its business with one financial institution. The amount on deposit in that one institution may from time to time exceed the federally-insured limit.

Of the Company’s revenue earned during the six months ended March 31, 2013 and 2012, approximately 99% were generated from contracts with eight customers covered under the Company’s master services agreement with AT&T.

2. Summary of Significant Accounting Policies: Use of Estimates (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

2. Summary of Significant Accounting Policies: Convertible Debentures (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Convertible Debentures

Convertible Debentures

If the conversion features of conventional convertible debt provides for a rate of conversion that is below market value at issuance, this feature is characterized as a beneficial conversion feature (“BCF”).  A BCF is recorded by the Company as a debt discount pursuant to ASC Topic 470-20 “Debt with Conversion and Other Options.” In those circumstances, the convertible debt is recorded net of the discount related to the BCF, and the Company amortizes the discount to interest expense or equity (if the debt is due to a related party), over the life of the debt using the effective interest method.

2. Summary of Significant Accounting Policies: Income Taxes (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Income Taxes

Income Taxes

The Company accounts for its income taxes under the provisions of ASC Topic 740, “Income Taxes.” The method of accounting for income taxes under ASC 740 is an asset and liability method. The asset and liability method requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between tax bases and financial reporting bases of other assets and liabilities.

2. Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company continually assesses any new accounting pronouncements to determine their applicability to the Company. Where it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequence of the change to its financial statements and assures that there are proper controls in place to ascertain that the Company’s financials properly reflect the change. The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s financial position, results of operations, or cash flow.

6. Intangible Assets: Patents (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Patents

Patents

The following is a summary of capitalized patent costs:

March 31, 2013
Patent costs	939,535
Amortization	(404,589)
Patents	$534,946

Amortization charged to operations for the three months ended March 31, 2013 and 2012 totaled $33,555 and $32,230, respectively Amortization charged to operations for the six months ended March 31, 2013 and 2012 totaled $67,110 and $64,306, respectively.

A schedule of amortization expense over the estimated life of the patents is as follows:

Year Ending December 31,
2013	$134,219
2014	134,219
2015	134,219
2016	118,754
2017	13,535
$534,946

In January 2011, the Company was issued US Patent 7,865,181 “Searching for mobile content” and US Patent 7,865,182 “Over the air provisioning of mobile device settings.” The costs associated with these patents, totaling $29,254, are being amortized over the patent’s estimated useful life of 7 years.

In September 2011, the Company was issued US Patent 8,015,307 “System and method for streaming media.” The costs associated with these patents totaling $8,115 are being amortized over the patent’s estimated useful life of 7 years.

In October 2011, the Company was issued US Patent 8,041,341 “System of providing information to a telephony subscriber.” The costs associated with this patents totaling $22,940 are included above and are being amortized over the patent’s estimated useful life of 7 years.

6. Intangible Assets: Software License (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Software License

Software license

On March 30, 2012, the Company was granted an exclusive perpetual license to utilize the “Anywhere” software and related source code from Soap Box Mobile, Inc. (“Soapbox”). Under the terms of the underlying agreement, the Company issued 200,000 shares of its common stock to Soapbox and paid $30,000 in April 2012. All of the consideration paid was distributed to eight individuals comprising all of the common shareholders of Soapbox pursuant to instruction from Soapbox. The Company valued the license at $76,000, comprising of the fair value of the 200,000 shares on date of grant ($46,000) and the $30,000 of cash. The license, by its terms, has an indefinite life and is therefore not subject to amortization. The Company’s Executive Chairman owns a majority preferred interest in Soapbox and received no portion of the consideration paid.

On November 27, 2012, the Company entered into a Settlement and Mutual Special Release with the Company’s Executive Chairman and agreed to pay him $755,000 for his full release from any claims related to the March 30, 2012 Soapbox agreement and included a perpetual exclusive license to utilize “Anywhere.” The $755,000 was capitalized and included in the cost of the software license. In connection with paying its Executive Officer, the Company inadvertently overpaid $25,118, which was repaid upon discovery.

12. Stockholders' Equity: Common Stock (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Common Stock

Common Stock

The holders of the Company's common stock are entitled to one vote per share of common stock held.

During the three months ended March 31, 2013, the Company issued 160,000 shares of its common stock to two investors on the exercise of 160,000 warrants. The Company received $40,000 on the exercise.

During the three months ended March 31, 2013, the Company issued a Director 220,000 shares on the conversion of debt and accrued interest due him totaling $110,000.

During the three months ended March 31, 2013, the Company issued another Director 93,088 common shares on the cashless exercise of 300,000 options.

During the three months ended March 31 2012, the Company issued 200,000 shares of its common stock for the acquisition of the Anywhere software license as discussed in Note 6. The 200,000 shares were valued at their respective market value on the date of issuance totaling $46,000.

During the three months ended March 31 2012, 500,000 shares of the Company’s common stock were issued through the exercise of 500,000 common stock warrants. The Company received $40,000 through the exercise.

12. Stockholders' Equity: Warrants (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Warrants

Warrants

As indicated in Note 9, the Company has issued warrants to seventy-one investors to purchase a total of 10,000,000 shares of the Company’s common stock at a price of $0.25 per share as part of the $2,000,000 private placement completed in February 2012 and the $3,000,000 private placement completed in October 2012. The warrants expire at various dates through September 2015. During the year ended September 30, 2012, one investor exercised warrants to purchase 1,000,000 shares of common stock at $0.25 per share.

In March 2012, the Company agreed to modify the terms of warrants granted to a consultant under a new agreement that replaced a prior agreement in June 2011 to purchase 1,000,000 shares of the Company's common stock. Under the modified terms, the exercise price was reduced from $0.80 per share to $0.40 per share and the expiration date of the warrants was extended from June 14, 2014 to December 14, 2014.  The Company recognized consultant’s compensation expense during the period of $53,600 on the modification.

On September 30, 2011, the Company modified the terms of certain warrants previously granted to a shareholder. Under the modified terms, the expiration date for warrants to purchase 1,750,000 shares of the Company’s common stock at a price of $1.00 per share was extended one year to December 13, 2012, the expiration date for warrants to purchase 1,750,000 shares of the Company’s common stock at a price of $1.00 per share was extended one year to January 7, 2013. As the fair value of these warrants based upon their modified terms were less than their respective fair value when originally granted, the Company did not recognize any additional compensation. In consideration for the modification, the shareholder agreed to cancel 2,750,000 stock options previously granted with an exercise price of $1.50 per share.

12. Stockholders' Equity: Options (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Options

Options

In November 2012, the Company modified the terms of stock options granted to certain employees, officers, directors, and active third-party service providers. Under the modified terms, the Company reduced the number of shares to be purchased under these option grants from a total of 17,134,334 shares to a total of 14,534,934 shares with a reduction in the purchase price on these grants from original prices ranging from $1.375 to $0.90 per share to $0.469 per share. A breakdown of the modified grants is as follows

	Shares under	Shares under
	Original	Modified
	Grant	Grant
Employees	5,809,334	4,914,934
Officers and directors	11,300,000	9,600,000
Outside legal counsel	25,000	20,000
	17,134,334	14,534,934

In addition to reducing the number of options previously granted at the reduced purchase price, Messrs. Macaluso and Orsini voluntarily agreed to amend their stock options to defer vesting of already vested options related to their employment agreements and half of their unvested options for an additional six months. The Company accounted for the modification to the option grants pursuant to ASC Topic 718-20-35 and recognized $489,726 as additional compensation that was charged to operations during the three months ended December 31, 2012.

On November 29, 2012, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.389 per share expiring five years from date of grant. The 200,000 options were valued at $26,760 under a Binomial Option Model using a trading price of $0.25 per share, a risk free interest rate of 0.63%, and volatility of 98.76%. The options immediately vested, and the $26,760 was fully charged to operations on the date of grant.

On December 6, 2012, the Company granted options to its Executive Chairman to purchase 2,099,400 shares of the Company common stock at a purchase price of $0.469 per share expiring five years from date of grant. The 2,099,400 options were valued at $636,328 under a Binomial Option Model using a trading price of $0.46 per share, a risk free interest rate of 0.60%, and volatility of 98.54%. The options immediately vested, and the $636,328 was fully charged to operations on the date of grant.

On December 6, 2012, the Company granted options to an employee to purchase 500,000 shares of the Company common stock at a purchase price of $0.469 per share expiring five years from date of grant. The 500,000 options were valued at $151,550 under a Binomial Option Model using a trading price of $0.46 per share, a risk free interest rate of 0.60%, and volatility of 98.54%. The options immediately vest and the $151,550 was fully charged to operations on the date of grant.

On December 10, 2012, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.446 per share expiring five years from date of grant. The 200,000 options were valued at $50,220 under a Binomial Option Model using a trading price of $0.40 per share, a risk free interest rate of 0.62%, and volatility of 98.32%. The options immediately vest and the $50,220 was fully charged to operations on the date of grant.

On March 29, 2013, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.6870 per share expiring five years from date of grant. The 200,000 options were valued at $85,960 under a Binomial Option Model using a trading price of $0.67 per share, a risk free interest rate of 0.76%, and volatility of 97.10%. The options immediately vest and the $85.960 was fully charged to operations on the date of grant.

A summary of outstanding stock warrants and options is as follows:

	Number of Shares		Weighted Average Exercise Price
Outstanding – September 30, 2012	55,326,595		$.75
Granted	19,020,414	(1)	$.42
Exercised	-		$-
Cancelled	(18,884,334	)(2)	$(.92)
Outstanding – December 31, 2012	55,462,675		$.55
Granted	200,000		$.69
Exercised	(460,000)		$(09)
Cancelled	(5,596,000)		$(.36)
Outstanding – March 31, 2013	49,606,675		$.59

Of the 49,606,675 options and warrants outstanding, 41,107,341 are fully vested and currently available for exercise.  In addition, as many as 9,740,000 of shares can be issued on the conversion and debt and certain interest as of March 31, 2013.

(1)	Includes modified option grants to purchase 14,534,934 common shares pursuant to the November 2012 agreement.
(2)	Includes modified option grants reducing 17,134,334 common shares pursuant to the November 2012 agreement.

13. Commitments and Contingency: Operating Leases (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Operating Leases

Operating Leases

The Company leases office space in Encinitas, California; Rogers, Arkansas; Jersey City, New Jersey; and Boise, Idaho. The Encinitas lease expires on May 31, 2013. The Rogers office is leased for a term of five years, effective January 1, 2012. The Boise lease expired on October 14, 2012, and is currently being leased on a month-to-month basis.  The Jersey City lease expires on June 30, 2016, and the Company has the option to lease the Jersey City offices for an additional five years. In addition to paying rent, the Company is also required to pay its pro rata share of the property’s operating expenses.  Rent expense for the three months ended March 31, 2013 and 2012 was $53,820 and $53,176, respectively. Rent expense for the six months ended March 31, 2013 and 2012 was $107,640 and $98,468, respectively. Minimum future rental payments under non-cancellable operating leases with terms in excess of one year as of March 31, 2013 for the next five years and in the aggregate are:

2014	$154,209
2015	156,889
2016	159,591
2017	63,397
$534,086

13. Commitments and Contingency: Licensing Fee Obligations (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Licensing Fee Obligations

Licensing Fee Obligations

The Company has entered into various licensing agreements that require the Company to pay fees to the licensors on revenues earned by the Company utilizing the related license. The amounts paid on each license vary depending on the terms of the related license.

3. Accounts Receivable: Schedule of Accounts, Notes, Loans and Financing Receivable (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Accounts, Notes, Loans and Financing Receivable
March 31, 2013
Due from customers	$1,185,575
Less allowance for bad debts	(2,878)
Accounts receivable - trade	$1,182,697

4. Property and Equipment: Property, Plant and Equipment (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Property, Plant and Equipment
March 31, 2013
Computer equipment	$711,123
Equipment	46,731
Office furniture	127,670
885,524
Less accumulated depreciation	(702,094)
Property and equipment, net	$183,430

5. Capitalized Software Development Costs: Schedule of Research and Development Assets Acquired Other than Through Business Combination (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Research and Development Assets Acquired Other than Through Business Combination
March 31, 2013
Beginning balance	$383,227
Additions	201,998
Amortization	(201,457)
Charge offs	-
Capitalized software development costs, net	$383,768

5. Capitalized Software Development Costs: Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Year Ending March 31,
2013	$283,384
2014	100,384
$383,768

6. Intangible Assets: Patents: Schedule of Intangible Assets and Goodwill (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Intangible Assets and Goodwill
March 31, 2013
Patent costs	939,535
Amortization	(404,589)
Patents	$534,946

6. Intangible Assets: Patents: Schedule of Expected Amortization Expense (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Expected Amortization Expense
Year Ending December 31,
2013	$134,219
2014	134,219
2015	134,219
2016	118,754
2017	13,535
$534,946

7. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)
	10/01/2012 to 03/31/2013	10/01/2011 to 03/31/2012
Current
Federal	$-	$-
State	800	800
Total income tax expense	$800	$800

9. Convertible Debt: Schedule of Debt (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Debt

March 31, 2013
Principal balance	$4,700,000
Accrued interest	262,265
Convertible notes	4,962,265
Less discount	(861,053)
Total long-term liabilities	4,101,212
Less current portion	-
Long-term portion	$4,101,212

9. Convertible Debt: Schedule of Maturities of Long-term Debt (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Maturities of Long-term Debt
December 31,
2014	4,700,000
$4,700,000

11. Fair Value: March 31, 2013 (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
March 31, 2013:	March 31, 2013:
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Convertible debentures	-	$4,101,212	-	$4,101,212

12. Stockholders' Equity: Options: Schedule of Options Indexed to Issuer's Equity (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Options Indexed to Issuer's Equity
	Shares under	Shares under
	Original	Modified
	Grant	Grant
Employees	5,809,334	4,914,934
Officers and directors	11,300,000	9,600,000
Outside legal counsel	25,000	20,000
	17,134,334	14,534,934

12. Stockholders' Equity: Options: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	Number of Shares		Weighted Average Exercise Price
Outstanding – September 30, 2012	55,326,595		$.75
Granted	19,020,414	(1)	$.42
Exercised	-		$-
Cancelled	(18,884,334	)(2)	$(.92)
Outstanding – December 31, 2012	55,462,675		$.55
Granted	200,000		$.69
Exercised	(460,000)		$(09)
Cancelled	(5,596,000)		$(.36)
Outstanding – March 31, 2013	49,606,675		$.59

13. Commitments and Contingency: Operating Leases: Long-term Purchase Commitment (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Long-term Purchase Commitment
2014	$154,209
2015	156,889
2016	159,591
2017	63,397
$534,086

2. Summary of Significant Accounting Policies: Stock Based Compensation (Details) (USD $)	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
Stock based compensation - General and administrative	$ 190,421	$ 68,606	$ 487,243	$ 89,753
Stock Granted, Value, Share-based Compensation, Net of Forfeitures			$ 1,596,963	$ 99,713

3. Accounts Receivable: Schedule of Accounts, Notes, Loans and Financing Receivable (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Details
Due from Customer Acceptances	$ 1,185,575
Allowance for Doubtful Accounts, Premiums and Other Receivables	(2,878)
Accounts receivable - trade	$ 1,182,697	$ 1,085,840

4. Property and Equipment: Property, Plant and Equipment (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Details
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Computer Equipment	$ 711,123
Machinery and Equipment, Gross	46,731
Furniture and Fixtures, Gross	127,670
Property, Plant and Equipment, Other, Accumulated Depreciation	(702,094)
Property and equipment, net	$ 183,430	$ 228,499

4. Property and Equipment (Details) (USD $)	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
Depreciation expense	$ 23,022	$ 23,874	$ 46,367	$ 53,515

5. Capitalized Software Development Costs: Schedule of Research and Development Assets Acquired Other than Through Business Combination (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Details
Capitalized software development costs, net	$ 383,768	$ 383,227

5. Capitalized Software Development Costs (Details) (USD $)	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
Amortization expense - software development costs	$ 103,571	$ 107,500	$ 201,457	$ 201,254

6. Intangible Assets: Patents: Schedule of Intangible Assets and Goodwill (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Details
Patents	$ 534,946	$ 602,056

6. Intangible Assets: Patents (Details) (USD $)	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
Amortization expense - patents	$ 33,555	$ 32,230	$ 67,110	$ 64,306

7. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Details
Income Tax Expense (Benefit)	$ 800	$ 800

9. Convertible Debt (Details) (USD $)	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
Debt Instrument, Convertible, Interest Expense	$ 117,479	$ 46,575	$ 242,071	$ 62,219
Amortization expense - discount of convertible debt	$ 161,567	$ 79,326	$ 345,481	$ 95,103

9. Convertible Debt: Schedule of Debt (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Details
Convertible Notes Payable	$ 4,962,265
Total long-term liabilities	$ 4,101,212	$ 3,237,792